Summary of Significant Accounting Policies - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Restricted cash - current portion	$ 199,079	$ 3,264,145
Released long-term restricted cash	$ 21,700,000